SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [line items]
Disclosure of detailed information about movement in issued and outstanding capital [Table Text Block]
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program	14,300,000	$93,899	13,919,634	$92,092

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]
	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
5.01 - 10.00	3,715,562	8.31	7.17	1,575,397	8.60	4.75
10.01 - 15.00	2,886,075	12.81	6.76	2,375,636	13.01	6.59
15.01 - 20.00	888,982	16.42	5.83	839,382	16.42	5.85
20.01 - 250.00	438,500	21.61	6.36	412,900	21.60	6.36
	7,929,119	11.59	6.83	5,203,315	12.91	5.90

Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2024		Year Ended December 31, 2023

	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the period	7,366,252	12.32	7,275,744	13.19
Granted	1,483,726	8.12	1,881,297	9.15
Exercised	(20,625)	7.89	(337,500)	8.42
Cancelled or expired	(900,234)	11.89	(1,453,289)	13.51
Balance, end of the period	7,929,119	11.59	7,366,252	12.32

Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
		Year Ended	Year Ended
Assumption	Based on	December 31, 2024	December 31, 2023
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options' expected life	3.48	3.80
Expected life (years)	Weighted average life of previously transacted awards	4.04	4.06
Expected volatility (%)	Historical volatility of the Company's stock	58.00	59.05
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.28%	0.35%

Disclosure of detailed information about dividend [Table Text Block]
Declaration Date	Record Date	Dividend per Common Share
February 21, 2024	March 14, 2024	$0.0048
May 7, 2024	May 17, 2024	$0.0037
July 31, 2024	August 16, 2024	$0.0046
November 6, 2024	November 15, 2024	$0.0048
February 19, 2025 (1)	February 28, 2025	$0.0057

(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	880,889	11.92	652,339	14.35
Granted	863,050	7.96	768,066	10.90
Settled	(374,408)	12.65	(273,515)	14.74
Forfeited	(76,933)	9.10	(266,001)	12.05
Outstanding, end of the year	1,292,598	9.23	880,889	11.92

Performance share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	624,968	12.86	474,654	14.82
Granted	470,500	7.98	384,653	11.12
Settled	(51,050)	17.08	(38,087)	15.47
Forfeited	(94,609)	14.69	(196,252)	13.69
Outstanding, end of the period	949,809	10.03	624,968	12.86

2019 Long Term Incentive Plan [Member] | Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	50,601	15.83	50,601	15.83
Settled	(20,440)	15.59	-	-
Outstanding, end of the period	30,161	15.99	50,601	15.83

2022 DSU Plan [Member] | Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about options valuation assumptions [Table Text Block]
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	62,332	10.97	9,143	13.63
Granted	75,184	7.98	53,189	10.51
Settled	(36,372)	9.03	-	-
Outstanding, end of the period	101,144	9.44	62,332	10.97